Revenue - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Performance Obligations [Line Items]
Customer payment term	180 days
Accrued contract revenue	$ 700,000	$ 300,000
Allowance related to accrued contract revenue	0	0
Deferred contract revenue brought forward	2,900,000	2,200,000
Deferred contract revenue, recognized	3,000,000.0	2,000,000.0
Workflow Equipment And Services
Disclosure Of Performance Obligations [Line Items]
Revenues from payments from leased equipment recognized	$ 200,000	$ 100,000	$ 200,000